Commitments - Schedule of Payments on Capital Lease Obligation (Details) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2019	$ 75,342
2020	75,342
2021	60,734
2022	43,703
2023	39,531
Thereafter	29,843
Capital lease obligation	324,495
Less amounts representing interest	26,354
Current maturities of capital lease obligations	65,265
Capital lease obligations, non-current	$ 232,876